owners' equity (Tables)	12 Months Ended
Dec. 31, 2022
owners' equity
Schedule of authorized share capital

As at December 31	2022		2021
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of changes in interests and amounts

	Economic interest [1]		Voting interest [1]
Years ended December 31	2022	2021	2022	2021
Interest in TELUS International (Cda) Inc., beginning of period	55.1%	62.6%	70.9%	62.6%
Effect of
Initial public offering of subordinate voting shares by TELUS International (Cda) Inc.	—	(4.6)	—	1.7
Secondary offerings of TELUS International (Cda) Inc. subordinate voting shares by:
TELUS Corporation	—	(2.8)	—	(1.2)
Non-controlling interests [2]	—	—	—	7.8
TELUS Corporation acquisition of shares from non-controlling interests [3]	1.6	—	1.5	—
Share-based compensation and other	(0.1)	(0.1)	—	—
Interest in TELUS International (Cda) Inc., end of period [4]	56.6%	55.1%	72.4%	70.9%

1	Due to the voting rights associated with the multiple voting shares held by TELUS Corporation, our economic and voting interests subsequent to the initial public offering differ.
2	Multiple voting shares held by one non-controlling shareholder were automatically converted into subordinate voting shares in conjunction with secondary offerings, and this conversion had the effect of increasing our voting interest.
3	Acquisition of shares from non-controlling interests for $123 million, of which $86 million was charged to amounts recorded in owners’ equity for contributed surplus and the balance was charged to non-controlling interests.
4	Subsequent to December 31, 2022, TELUS International (Cda) Inc. issued subordinate voting shares, as set out in Note 18(d), that had the effect of changing our economic interest to 55.3% and our voting interest to 72.2%.

Schedule of changes in ownership interest

	Effects of initial public offering and secondary
	offering on recorded amounts of owners’ equity
	Net cash	Income
Year ended December 31, 2021 (millions)	proceeds	taxes	Net	Other	Total
Initial public offering of subordinate voting shares by TELUS International (Cda) Inc.	$630	$(10)	$640
Secondary offering of TELUS International (Cda) Inc. subordinate voting shares by TELUS Corporation	197	4	193
	$827	$(6)	$833
Contributed surplus			$440	$(10)	$430
Non-controlling interests			393	1	394
			$833	$(9)	$824

Schedule of summarized financial information of Subsidiary

As at, or for the years ended, December 31 (millions) [1]	2022	2021
Statement of financial position
Current assets	$926	$874
Non-current assets	$3,875	$3,804
Current liabilities	$733	$1,098
Non-current liabilities	$1,581	$1,475
Statement of income and other comprehensive income
Revenue and other income	$3,214	$2,754
Net income	$235	$99
Comprehensive income	$327	$22
Statement of cash flows
Cash provided by operating activities	$519	$331
Cash used by investing activities	$(156)	$(137)
Cash used by financing activities	$(342)	$(235)

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.